Exhibit 99.2

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2024

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2024, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2024, leases with a total base residual value of $28,440,159.52 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2024. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2024,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2024-	March	$1,046,718,834.85
	April	$986,215,960.22	$19,146,736.62	8.21%	$51,369,399.56	5.51%
	May	$948,729,506.04	$18,614,779.18	7.99%	$28,569,652.25	3.07%
	June	$908,604,633.48	$18,039,887.50	7.74%	$31,414,343.55	3.37%
	July	$870,734,870.05	$17,467,867.58	7.49%	$29,336,690.78	3.15%
	August	$827,077,652.56	$16,793,881.31	7.20%	$35,425,741.57	3.80%
	September	$774,321,883.20	$15,904,450.43	6.82%	$44,984,426.58	4.83%
	October	$727,228,052.20	$15,137,636.13	6.49%	$39,570,494.91	4.25%
	November	$685,186,313.93	$14,423,941.72	6.19%	$34,769,007.02	3.73%
	December	$640,745,396.70	$13,638,658.71	5.85%	$37,540,056.72	4.03%
2025-	January	$600,966,913.40	$12,926,926.62	5.55%	$33,152,350.27	3.56%
	February	$556,408,511.37	$12,087,094.38	5.19%	$38,380,943.59	4.12%
	March	$515,525,680.43	$11,323,028.56	4.86%	$35,031,271.84	3.76%
	April	$455,684,271.87	$10,153,494.23	4.36%	$54,757,355.17	5.87%
	May	$391,901,382.63	$8,864,030.52	3.80%	$59,399,835.93	6.37%
	June	$321,796,549.43	$7,390,581.94	3.17%	$66,568,028.31	7.14%
	July	$251,125,952.24	$5,879,212.08	2.52%	$67,955,781.22	7.29%
	August	$180,084,874.65	$4,351,819.81	1.87%	$69,158,725.55	7.42%
	September	$109,227,360.74	$2,764,705.25	1.19%	$69,863,650.47	7.50%
	October	$52,058,855.92	$1,454,667.28	0.62%	$56,787,914.30	6.09%
	November	$43,450,139.61	$1,239,650.29	0.53%	$7,880,977.85	0.85%
	December	$36,703,837.53	$1,063,135.00	0.46%	$6,110,426.80	0.66%
2026-	January	$27,593,300.61	$827,174.17	0.35%	$8,644,283.90	0.93%
	February	$24,827,933.46	$750,471.15	0.32%	$2,286,230.20	0.25%
	March	$22,103,716.95	$675,373.21	0.29%	$2,292,984.65	0.25%
	April	$19,006,343.44	$587,297.18	0.25%	$2,727,429.40	0.29%
	May	$16,339,982.64	$508,417.08	0.22%	$2,344,839.40	0.25%
	June	$13,241,620.44	$407,371.53	0.17%	$2,851,667.25	0.31%
	July	$10,045,759.49	$312,062.18	0.13%	$3,014,008.10	0.32%
	August	$7,187,370.75	$227,035.24	0.10%	$2,730,136.65	0.29%
	September	$3,849,955.27	$124,822.87	0.05%	$3,283,268.48	0.35%
	October	$73,103.15	$2,583.11	0.00%	$3,812,126.90	0.41%
	November	$0.00	$0.00	0.00%	$73,822.00	0.01%

Total			$233,088,792.86	100.00%	$932,087,871.17	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,165,176,664.03

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2024	Car	25	19.69%	$5,376	11.57%	30.03%
	CUV	533	40.44%	$2,334	5.46%	10.24%
	SUV	17	34.00%	$4,867	6.74%	14.29%
	Truck	71	23.05%	$5,454	9.88%	17.42%

	Total/Average	646	35.83%	$2,862	6.36%	12.01%

FEBRUARY 2024	Car	25	27.47%	$5,832	13.11%	35.16%
	CUV	809	55.18%	$2,006	4.78%	8.57%
	SUV	22	43.14%	$6,031	8.48%	17.33%
	Truck	115	30.03%	$5,364	9.46%	16.81%

	Total/Average	971	48.77%	$2,594	5.84%	10.58%

MARCH 2024	Car	19	21.84%	$7,844	17.50%	46.31%
	CUV	652	47.77%	$3,066	7.13%	12.77%
	SUV	10	23.26%	$5,659	8.24%	16.67%
	Truck	163	34.24%	$5,905	10.64%	18.42%

	Total/Average	844	42.82%	$3,752	8.20%	14.70%